3. Property and Equipment: Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2017
Tables/Schedules
Property, Plant and Equipment

	March 31, 2017	March 31, 2016
Machinery and equipment (5-7 year life)	$ 38,971	$ 75,982
Mobile consoles (7 year life)	798,667	834,094
Furniture and fixtures (3-5 year life)	20,000	20,000
	857,638	930,076
Accumulated depreciation	(535,820)	(419,935)
Total	$ 321,818	$ 510,141